Securities-Debt Securities Credit Losses Roll Forward Recorded in Earnings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other than Temporary Impairment [Roll Forward]
Beginning balance	$ 288	$ 253
Add: Initial OTTI credit losses	23	73
Subsequent OTTI credit losses	12	50
Less: Realized losses for securities sold	204	88
Ending balance	$ 119	$ 288